REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregated Revenues
Total revenues	¥ 11,426	¥ 10,010
Leased and owned hotels revenue
Disaggregated Revenues
Total revenues	6,780	6,466
Room revenues
Disaggregated Revenues
Total revenues	5,741	5,507
Food and beverage revenues
Disaggregated Revenues
Total revenues	656	635
Others
Disaggregated Revenues
Total revenues	383	324
Manachised and franchised hotels revenues
Disaggregated Revenues
Total revenues	4,397	3,410
Initial one-time license/franchise fee
Disaggregated Revenues
Total revenues	64	54
On-going management and service/royalty fees
Disaggregated Revenues
Total revenues	1,536	1,232
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	1,522	1,152
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	817	600
Other fees
Disaggregated Revenues
Total revenues	458	372
Others
Disaggregated Revenues
Total revenues	¥ 249	¥ 134